Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Sep. 14, 2011
Document And Entity Information
Entity Registrant Name	AsherXino Corp
Entity Central Index Key	0000700890
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 588,000
Entity Common Stock, Shares Outstanding		161,582,542
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011